Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Transactions with key management personnel
Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2020	2019
Short-term employee benefits	$4,295	$6,202
Share-based compensation	4,080	9,188
Termination payments	—	2,208
Total compensation for key management personnel	$8,375	$17,598